Geographic Information - Revenue by selected Geographic Area (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue by selected geographic area
Revenue	$ 2,267.5	$ 2,134.7	$ 2,889.0	$ 2,913.5	$ 2,909.1
United States
Revenue by selected geographic area
Revenue	1,108.6	1,054.6	1,373.0	1,361.6	1,318.9
Next Largest Country
Revenue by selected geographic area
Revenue	$ 1,158.9	$ 1,080.1	$ 1,516.0	$ 1,551.9	$ 1,590.2